CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME - CAD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
REVENUES	$ 1,855	$ 8,973
EXPENSES
Operating expenses	(3,898)	(5,352)
Exploration	(9,564)	(8,097)
Evaluation	(18,622)	(22,181)
General and administrative	(13,760)	(12,538)
Other income	136,472	55,244
Total expenses before finance charges, equity accounting and tax	90,628	7,076
Income before net finance expense, equity accounting	92,483	16,049
Finance expense, net	(1,062)	(2,859)
Equity share of loss of joint venture	(4,400)	(2,887)
Income before taxes	87,021	10,303
Income Tax Recovery [Abstract]
Deferred	2,343	2,269
Net income from continuing operations	89,364	12,572
Net income from discontinued operations, net of income taxes	1,011	1,782
Net income for the period	90,375	14,354
Items that are or may be subsequently reclassified to income :
Foreign currency translation change	36	6
Comprehensive income for the period	$ 90,411	$ 14,360
Basic net income per share:
Continuing operations	$ 0.11	$ 0.02
Discontinued operations	0.00	0.00
Diluted net income per share:
Continuing operations	0.10	0.02
Discontinued operations	$ 0.00	$ 0.00
Weighted-average number of shares outstanding (in thousands):
Basic	848,023	818,891
Diluted	853,969	828,735